UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Treasury Money Market Fund Fidelity® Tax-Exempt Money Market Fund Annual Report October 31, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 for Fidelity® Tax-Exempt Money Market Fund, Fidelity® Treasury Money Market Fund and Premium Class and 1-877-208-0098 for Capital Reserves Class, Daily Money Class and Advisor Class C to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Treasury Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/17	% of fund's investments 4/30/17	% of fund's investments 10/31/16
1 - 7	49.5	60.9	46.1
8 - 30	17.7	7.1	7.4
31 - 60	13.1	9.3	10.6
61 - 90	7.8	3.7	7.5
91 - 180	11.9	17.3	23.5
> 180	0.0	1.7	4.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2017
U.S. Treasury Debt	60.3%
Repurchase Agreements	42.1%
Net Other Assets (Liabilities)*	(2.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of April 30, 2017
U.S. Treasury Debt	47.7%
Repurchase Agreements	40.5%
Net Other Assets (Liabilities)	11.8%

Current And Historical 7-Day Yields

	10/31/17	7/31/17	4/30/17	1/31/17	10/31/16
Capital Reserves Class	0.16%	0.13%	0.01%	0.01%	0.01%
Daily Money Class	0.41%	0.38%	0.08%	0.01%	0.01%
Advisor C Class	0.01%	0.01%	0.01%	0.01%	0.01%
Fidelity Treasury Money Market Fund	0.69%	0.66%	0.36%	0.15%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2017, the most recent period shown in the table, would have been -0.33% for Advisor C Class.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Treasury Money Market Fund

Investments October 31, 2017

Showing Percentage of Net Assets

U.S. Treasury Debt - 60.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 60.3%
U.S. Treasury Bills
11/2/17 to 4/26/18	1.02 to 1.25%	$4,149,850	$4,141,596
U.S. Treasury Notes
11/15/17 to 10/31/19	1.02 to 1.38 (b)(c)	3,569,520	3,569,783
TOTAL U.S. TREASURY DEBT
(Cost $7,711,379)			7,711,379

U.S. Treasury Repurchase Agreement - 42.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
1.04% dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations) #	$20,821	$20,820
1.05% dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations) #	234,373	234,366
With:
Barclays Capital, Inc. at:
1.04%, dated:
10/25/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $17,343,641, 0.00% - 8.50%, 12/21/17 - 2/15/46)	17,003	17,000
10/27/17 due 11/3/17 (Collateralized by U.S. Treasury Obligations valued at $16,410,241, 0.00% - 9.00%, 2/8/18 - 2/15/46)	16,003	16,000
1.05%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $17,340,537, 1.88% - 2.00%, 4/30/22 - 6/30/24)	17,000	17,000
1.15%, dated 10/31/17 due 11/2/17 (Collateralized by U.S. Treasury Obligations valued at $60,181,966, 0.00% - 2.00%, 11/9/17 - 6/30/24)	59,004	59,000
BMO Capital Markets Corp. at:
1.04%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $554,244,865, 2.50% - 3.00%, 11/15/45 - 11/15/46)	531,015	531,000
1.06%, dated 9/27/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $17,571,073, 2.00%, 2/15/22)	17,040	17,000
1.07%, dated 8/29/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $9,294,243, 1.38% - 2.50%, 2/15/22 - 9/30/23)	9,025	9,000
BMO Harris Bank NA at:
1.06%, dated:
8/9/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,596,359, 0.00% - 3.88%, 1/4/18 - 11/15/43)	26,071	26,000
8/10/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $17,491,868, 0.00% - 3.88%, 12/7/17 - 2/15/47)	17,045	17,000
8/17/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $17,527,646, 3.50% - 3.63%, 2/15/18 - 2/15/20)	17,045	17,000
1.07%, dated:
9/1/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $9,301,501, 1.38% - 3.50%, 2/15/18 - 11/15/26)	9,027	9,000
9/14/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,344,095, 1.63%, 7/31/19)	10,027	10,000
1.08%, dated 8/4/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,249,969, 0.00% - 3.63%, 11/30/17 - 9/30/23)	11,034	11,000
BNP Paribas, S.A. at:
1.08%, dated:
8/7/17 due 11/6/17 (Collateralized by U.S. Treasury Obligations valued at $35,850,329, 0.00% - 8.88%, 12/7/17 - 2/15/45)	35,096	35,000
8/8/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $35,791,070, 0.00% - 8.75%, 11/9/17 - 2/15/31)	35,096	35,000
8/11/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $72,151,169, 1.38% - 8.75%, 5/15/20 - 8/15/43)	70,191	70,000
1.09%, dated:
8/25/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $35,773,512, 0.00% - 6.75%, 3/22/18 - 8/15/42)	35,100	35,000
8/30/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $39,929,898, 0.00% - 6.75%, 11/9/17 - 5/15/43)	39,109	39,000
8/31/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $35,767,114, 0.00% - 4.75%, 3/22/18 - 5/15/46)	35,097	35,000
9/5/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,813,384, 0.00% - 2.88%, 11/9/17 - 2/15/46)	26,072	26,000
9/7/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $35,759,511, 0.00% - 2.75%, 11/9/17 - 8/15/42)	35,096	35,000
9/11/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $71,510,264, 1.14% - 8.13%, 4/30/19 - 5/15/43)	70,193	70,000
9/13/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $71,505,979, 0.00% - 8.13%, 11/9/17 - 8/15/46)	70,195	70,000
9/15/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $71,501,705, 0.00% - 6.75%, 12/7/17 - 8/15/42)	70,193	70,000
1.1%, dated:
7/18/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,419,525, 0.00% - 8.13%, 12/7/17 - 11/15/28)	18,062	18,000
8/14/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $106,336,116, 0.00% - 7.50%, 11/9/17 - 5/15/42)	104,381	104,000
8/15/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $35,785,138, 0.00% - 8.75%, 12/14/17 - 11/15/43)	35,128	35,000
9/20/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $53,373,243, 0.00% - 3.75%, 3/22/18 - 8/15/46)	52,141	52,000
9/21/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $39,876,639, 0.00% - 8.13%, 11/9/17 - 8/15/40)	39,108	39,000
1.11%, dated:
8/28/17 due 11/28/17 (Collateralized by U.S. Treasury Obligations valued at $18,396,820, 0.00% - 4.75%, 11/9/17 - 8/15/46)	18,051	18,000
8/30/17 due 11/30/17 (Collateralized by U.S. Treasury Obligations valued at $144,099,410, 0.00% - 8.13%, 12/7/17 - 5/15/43)	141,400	141,000
10/27/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $17,344,602, 0.00% - 3.50%, 11/9/17 - 8/15/42)	17,033	17,000
1.12%, dated:
7/24/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $18,417,159, 0.00% - 5.38%, 11/9/17 - 2/15/31)	18,060	18,000
7/25/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $18,559,800, 2.50% - 8.13%, 8/15/21 - 8/15/45)	18,060	18,000
1.13%, dated 10/16/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $17,516,349, 1.50% - 3.63%, 3/31/23 - 5/15/46)	17,047	17,000
1.14%, dated 7/6/17 due 11/3/17 (Collateralized by U.S. Treasury Obligations valued at $35,833,466, 0.00% - 8.75%, 11/9/17 - 8/15/46)	35,133	35,000
1.16%, dated 10/25/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $17,344,008, 0.00% - 6.00%, 3/22/18 - 2/15/26)	17,047	17,000
Commerz Markets LLC at 1.11%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $51,001,574, 0.75% - 2.75%, 2/28/18 - 8/15/27)	50,002	50,000
Credit AG at 1.05%, dated 10/27/17 due 11/3/17 (Collateralized by U.S. Treasury Obligations valued at $33,664,980, 0.88%, 3/31/18)	33,007	33,000
Deutsche Bank AG at:
1.07%, dated:
10/26/17 due 11/2/17 (Collateralized by U.S. Treasury Obligations valued at $74,473,289, 1.63% - 8.00%, 7/31/20 - 5/15/43)	73,015	73,000
10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $72,422,188, 0.63% - 6.50%, 11/30/17 - 11/15/26)	71,002	71,000
1.08%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $28,840,895, 3.38%, 5/15/44)	28,001	28,000
Deutsche Bank Securities, Inc. at 1.07%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $11,220,374, 1.50%, 12/31/18)	11,000	11,000
Federal Reserve Bank of New York at 1%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $932,025,899, 2.00%, 2/15/23)	932,026	932,000
Goldman Sachs & Co. at 1.03%, dated 10/27/17 due 11/3/17 (Collateralized by U.S. Treasury Obligations valued at $156,082,328, 0.63% - 2.38%, 3/31/18 - 8/15/24)	153,031	153,000
ING Financial Markets LLC at:
1.05%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $49,398,242, 1.63%, 11/30/20)	48,001	48,000
1.06%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $327,542,897, 1.50% - 2.13%, 5/31/20 - 7/31/24)	319,009	319,000
Lloyds Bank PLC at:
1.16%, dated:
8/16/17 due 11/16/17 (Collateralized by U.S. Treasury Obligations valued at $14,368,755, 1.38%, 6/30/18)	14,042	14,000
8/24/17 due 11/22/17 (Collateralized by U.S. Treasury Obligations valued at $18,536,947, 1.25% - 6.13%, 10/31/21 - 11/15/27)	18,052	18,000
8/31/17 due 11/29/17 (Collateralized by U.S. Treasury Obligations valued at $18,687,764, 1.63% - 8.13%, 8/15/21 - 11/15/27)	18,052	18,000
9/12/17 due 12/14/17 (Collateralized by U.S. Treasury Obligations valued at $36,128,452, 2.13% - 6.13%, 11/15/23 - 11/15/27)	35,105	35,000
9/14/17 due 12/15/17 (Collateralized by U.S. Treasury Obligations valued at $36,028,919, 1.25% - 6.13%, 10/31/21 - 11/15/27)	35,104	35,000
1.24%, dated 10/24/17 due 1/24/18 (Collateralized by U.S. Treasury Obligations valued at $17,353,269, 1.25%, 3/31/19)	17,054	17,000
1.26%, dated 10/27/17 due 1/29/18 (Collateralized by U.S. Treasury Obligations valued at $17,496,928, 2.13%, 12/31/21)	17,056	17,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.04%, dated 10/26/17 due 11/2/17 (Collateralized by U.S. Treasury Obligations valued at $17,430,250, 1.75% - 5.50%, 11/15/20 - 8/15/47)	17,003	17,000
1.05%, dated 10/18/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,163,355, 2.00% - 4.75%, 11/30/22 - 2/15/37)	8,007	8,000
Mizuho Securities U.S.A., Inc. at 1.05%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $33,689,987, 1.88% - 2.13%, 4/30/22 - 12/31/22)	33,001	33,000
MUFG Securities EMEA PLC at:
1.05%, dated:
10/13/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,372,068, 0.88% - 2.50%, 1/31/18 - 2/15/46)	10,008	10,000
10/16/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $35,093,792, 2.63%, 11/15/20)	34,028	34,000
10/19/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $33,866,969, 1.75% - 2.00%, 2/28/22 - 2/15/25)	33,019	33,000
1.06%, dated:
10/23/17 due 11/2/17 (Collateralized by U.S. Treasury Obligations valued at $17,465,248, 2.00%, 2/15/23 - 2/15/25)	17,005	17,000
10/31/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,325,170, 2.25%, 11/15/25)	7,003	7,000
1.07%, dated:
10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $8,249,264, 1.38% - 8.88%, 9/30/18 - 2/15/19)	8,000	8,000
11/2/17 due 11/13/17(d)	17,006	17,000
1.1%, dated 8/28/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,201,787, 1.50% - 2.00%, 5/31/20 - 2/15/23)	7,020	7,000
Natixis SA at 1.04%, dated 10/27/17 due 11/3/17 (Collateralized by U.S. Treasury Obligations valued at $84,672,310, 1.25% - 6.63%, 11/15/19 - 11/15/45)	83,017	83,000
Nomura Securities International, Inc. at:
1.06%, dated 10/26/17 due 11/2/17 (Collateralized by U.S. Treasury Obligations valued at $250,647,171, 0.00% - 8.50%, 12/7/17 - 2/15/46)	245,050	245,000
1.07%, dated 10/31/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $199,254,913, 1.25% - 9.13%, 11/15/17 - 5/15/44)	194,540	194,500
Norinchukin Bank at:
1.16%, dated:
8/14/17 due 11/6/17 (Collateralized by U.S. Treasury Obligations valued at $9,204,506, 3.63%, 2/15/20)	9,024	9,000
8/21/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $9,204,506, 3.63%, 2/15/20)	9,023	9,000
8/23/17 due 11/15/17 (Collateralized by U.S. Treasury Obligations valued at $9,204,506, 3.63%, 2/15/20)	9,024	9,000
8/30/17 due 11/22/17 (Collateralized by U.S. Treasury Obligations valued at $18,398,486, 3.63%, 2/15/20)	18,049	18,000
8/31/17 due 11/21/17 (Collateralized by U.S. Treasury Obligations valued at $95,046,880, 3.63%, 8/15/19)	93,246	93,000
9/25/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $8,173,012, 3.63%, 2/15/20)	8,017	8,000
10/3/17 due 12/14/17 (Collateralized by U.S. Treasury Obligations valued at $8,167,749, 3.63%, 2/15/20)	8,019	8,000
1.3%, dated 10/26/17 due 1/26/18 (Collateralized by U.S. Treasury Obligations valued at $8,162,486, 3.63%, 2/15/20)	8,027	8,000
RBC Capital Markets Corp. at 1.08%, dated 8/3/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $4,091,140, 0.75% - 8.75%, 12/31/17 - 5/15/44)	4,011	4,000
RBC Dominion Securities at:
1.04%, dated:
10/6/17 due 11/3/17 (Collateralized by U.S. Treasury Obligations valued at $17,353,085, 1.63%, 7/31/20)	17,014	17,000
10/27/17 due 11/3/17 (Collateralized by U.S. Treasury Obligations valued at $17,342,565, 1.63%, 7/31/20)	17,003	17,000
1.05%, dated:
10/19/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,163,157, 2.13%, 5/15/25)	8,007	8,000
10/23/17 due 11/7/17:
(Collateralized by U.S. Treasury Obligations valued at $8,162,157, 2.13%, 5/15/25)	8,007	8,000
(Collateralized by U.S. Treasury Obligations valued at $17,344,569, 1.63%, 7/31/20)	17,014	17,000
(Collateralized by U.S. Treasury Obligations valued at $7,141,962, 2.13%, 5/15/25)	7,006	7,000
1.07%, dated 9/7/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $17,368,413, 1.63%, 7/31/20)	17,046	17,000
1.14%, dated 10/23/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $17,344,970, 1.63%, 7/31/20)	17,046	17,000
1.16%, dated 10/25/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,161,857, 2.13%, 5/15/25)	8,024	8,000
RBS Securities, Inc. at:
1.04%, dated 10/25/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $38,014,895, 1.00% - 5.38%, 8/15/18 - 8/15/45)	37,007	37,000
1.05%, dated 10/26/17 due 11/2/17 (Collateralized by U.S. Treasury Obligations valued at $217,980,286, 0.00% - 4.75%, 11/24/17 - 8/15/47)	213,043	213,000
1.06%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $3,064,799, 1.38%, 7/31/18)	3,000	3,000
Societe Generale at:
1.08%, dated:
10/5/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $33,700,670, 0.00% - 4.25%, 1/11/18 - 2/15/47)	33,059	33,000
10/6/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $34,723,723, 0.00% - 8.88%, 3/1/18 - 5/15/46)	34,062	34,000
10/11/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $34,711,076, 0.00% - 7.50%, 3/1/18 - 5/15/47)	34,065	34,000
1.1%, dated 8/18/17 due 11/20/17 (Collateralized by U.S. Treasury Obligations valued at $30,670,446, 0.00% - 9.00%, 11/15/17 - 11/15/44)	30,086	30,000
Sumitomo Mitsui Banking Corp. at 1.06%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $34,681,107, 3.63%, 2/15/20)	34,001	34,000
Sumitomo Mitsui Trust Bank Ltd. at 1.16%, dated:
10/4/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $3,484,361, 2.50% - 4.25%, 11/15/17 - 5/15/24)	3,380	3,375
10/5/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $3,220,942, 2.50%, 5/15/24)	3,128	3,125
10/18/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,129,457, 2.75% - 4.25%, 11/15/17 - 11/15/23)	4,005	4,000
10/25/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $3,456,422, 2.38%, 8/15/24)	3,379	3,375
11/1/17 due 11/7/17(d)	3,003	3,000
TD Securities (U.S.A.) at 1.06%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $30,600,917, 2.25%, 1/31/24)	30,001	30,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $5,392,561)		5,392,561
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $13,103,940)		13,103,940
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(306,582)
NET ASSETS - 100%		$12,797,358

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$20,820,000 due 11/01/17 at 1.04%
Credit Suisse Securities (USA) LLC	$2,474
HSBC Securities (USA), Inc.	11,501
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,095
RBC Dominion Securities, Inc.	5,750
$20,820
$234,366,000 due 11/01/17 at 1.05%
BNP Paribas, S.A.	13,000
RBC Dominion Securities, Inc.	187,366
Wells Fargo Securities LLC	34,000
$234,366

See accompanying notes which are an integral part of the financial statements.

Fidelity® Treasury Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2017
Assets
Investment in securities, at value (including repurchase agreements of $5,392,561) — See accompanying schedule: Unaffiliated issuers (cost $13,103,940)		$13,103,940
Receivable for investments sold		48,897
Receivable for fund shares sold		268,832
Interest receivable		14,415
Prepaid expenses		28
Receivable from investment adviser for expense reductions		13
Total assets		13,436,125
Liabilities
Payable for investments purchased	$372,563
Payable for fund shares redeemed	258,006
Distributions payable	2,427
Accrued management fee	2,684
Distribution and service plan fees payable	1,130
Other affiliated payables	1,918
Other payables and accrued expenses	39
Total liabilities		638,767
Net Assets		$12,797,358
Net Assets consist of:
Paid in capital		$12,797,385
Accumulated undistributed net realized gain (loss) on investments		(27)
Net Assets		$12,797,358
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($1,170,215 ÷ 1,169,695 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($2,534,199 ÷ 2,533,748 shares)		$1.00
Advisor C Class:
Net Asset Value and offering price per share ($101,296 ÷ 101,281 shares)(a)		$1.00
Fidelity Treasury Money Market Fund:
Net Asset Value, offering price and redemption price per share ($8,991,648 ÷ 8,991,376 shares)		$1.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2017
Investment Income
Interest		$104,880
Expenses
Management fee	$33,155
Transfer agent fees	22,166
Distribution and service plan fees	15,384
Accounting fees and expenses	953
Custodian fees and expenses	110
Independent trustees' fees and expenses	51
Registration fees	1,420
Audit	48
Legal	36
Miscellaneous	66
Total expenses before reductions	73,389
Expense reductions	(6,834)	66,555
Net investment income (loss)		38,325
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5
Total net realized gain (loss)		5
Net increase in net assets resulting from operations		$38,330

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2017	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,325	$1,194
Net realized gain (loss)	5	165
Net increase in net assets resulting from operations	38,330	1,359
Distributions to shareholders from net investment income	(38,322)	(1,192)
Share transactions - net increase (decrease)	(839,833)	6,411,697
Total increase (decrease) in net assets	(839,825)	6,411,864
Net Assets
Beginning of period	13,637,183	7,225,319
End of period	$12,797,358	$13,637,183

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Treasury Money Market Fund Capital Reserves Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.05%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.97%	.97%	.99%	.98%	.98%
Expenses net of fee waivers, if any	.75%	.33%	.10%	.07%	.12%
Expenses net of all reductions	.75%	.33%	.10%	.07%	.12%
Net investment income (loss)	.04%	.02%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,170	$1,256	$1,259	$1,525	$1,205

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Daily Money Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.002	–A	–A	–A	–A
Distributions from net investment income	(.002)	–A	–A	–A	–A
Total distributions	(.002)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.17%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.72%	.72%	.74%	.73%	.73%
Expenses net of fee waivers, if any	.62%	.33%	.09%	.07%	.12%
Expenses net of all reductions	.62%	.33%	.09%	.07%	.12%
Net investment income (loss)	.17%	.02%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,534	$3,837	$4,307	$4,718	$4,097

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Advisor C Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	1.47%	1.47%	1.49%	1.48%	1.48%
Expenses net of fee waivers, if any	.76%	.33%	.10%	.07%	.12%
Expenses net of all reductions	.76%	.33%	.10%	.07%	.12%
Net investment income (loss)	.03%	.02%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$101	$136	$131	$101	$114

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund

Years ended October 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	–B	–B
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operations	.004	–B	–B
Distributions from net investment income	(.004)	–B	–B
Total distributions	(.004)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.38%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.42%	.42%	.42%F
Expenses net of fee waivers, if any	.42%	.35%	.11%F
Expenses net of all reductions	.42%	.35%	.11%F
Net investment income (loss)	.37%	-%	.01%F
Supplemental Data
Net assets, end of period (in millions)	$8,992	$8,408	$1,522

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/17	% of fund's investments 4/30/17	% of fund's investments 10/31/16
1 - 7	72.5	76.6	75.0
8 - 30	2.4	1.3	3.0
31 - 60	7.7	9.0	5.3
61 - 90	2.9	4.4	2.7
91 - 180	7.2	4.9	3.7
> 180	7.3	3.8	10.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2017
Variable Rate Demand Notes (VRDNs)	27.3%
Tender Option Bond	38.2%
Other Municipal Security	29.5%
Investment Companies	4.3%
Net Other Assets (Liabilities)	0.7%

As of April 30, 2017
Variable Rate Demand Notes (VRDNs)	44.8%
Tender Option Bond	27.5%
Other Municipal Security	25.5%
Investment Companies	2.3%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	10/31/17	7/31/17	4/30/17	1/31/17	10/31/16
Capital Reserves Class	0.02%	0.01%	0.01%	0.01%	0.01%
Daily Money Class	0.27%	0.19%	0.26%	0.04%	0.02%
Fidelity Tax-Exempt Money Market Fund	0.52%	0.44%	0.51%	0.29%	0.27%
Premium Class	0.65%	0.56%	0.63%	0.41%	0.39%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2017, the most recent period shown in the table, would have been 0.61% for Premium Class.

Fidelity® Tax-Exempt Money Market Fund

Investments October 31, 2017

Showing Percentage of Net Assets

Variable Rate Demand Note - 27.3%
	Principal Amount (000s)	Value (000s)
Alabama - 2.6%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 B, 0.98% 11/1/17, VRDN(a)	$7,700	$7,700
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.95% 11/7/17, LOC Bayerische Landesbank, VRDN (a)	25,236	25,236
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 1.06% 11/7/17, VRDN (a)	9,000	9,000
Series 2009, 0.98% 11/1/17, VRDN (a)	3,900	3,900
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.98% 11/1/17, VRDN (a)	4,450	4,450
Tuscaloosa County Indl. Dev. Gulf Opportunity:
(Hunt Refining Proj.) Series 2011 A, 0.97% 11/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	41,000	41,000
Series 2012 A, 0.95% 11/7/17, LOC JPMorgan Chase Bank, VRDN (a)	13,000	13,000
West Jefferson Indl. Dev. Series 2008, 1.06% 11/7/17, VRDN (a)	7,100	7,100
		111,386
Alaska - 2.0%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.99% 11/7/17, VRDN (a)	75,000	75,000
(Phillips Trans. Alaska, Inc. Proj.) Series 2002, 0.99% 11/7/17, VRDN (a)	9,300	9,300
		84,300
Arizona - 1.2%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 0.97% 11/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	44,300	44,300
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.02% 11/7/17, VRDN (a)	6,125	6,125
		50,425
Colorado - 0.7%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 1% 11/7/17, LOC Wells Fargo Bank NA, VRDN (a)	2,240	2,240
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.95% 11/7/17, LOC JPMorgan Chase Bank, VRDN (a)	22,620	22,620
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 1% 11/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,695	5,695
		30,555
Connecticut - 0.7%
Connecticut Gen. Oblig. Series 2016 C, 1.02% 11/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	32,185	32,185
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.05% 11/7/17, VRDN (a)	1,550	1,550
Series 1999 A, 0.97% 11/7/17, VRDN (a)	3,500	3,500
		5,050
District Of Columbia - 0.5%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 1.02% 11/7/17, LOC Bank of America NA, VRDN (a)	835	835
(Washington Drama Society, Inc. Proj.) Series 2008, 0.95% 11/7/17, LOC JPMorgan Chase Bank, VRDN (a)	3,700	3,700
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Park 7 at Minnesota Benning Proj.) Series 2012, 0.95% 11/7/17, LOC Freddie Mac, VRDN (a)	14,150	14,150
(Pentacle Apts. Proj.) Series 2008, 0.95% 11/7/17, LOC Freddie Mac, VRDN (a)	3,190	3,190
		21,875
Florida - 0.4%
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.95% 11/7/17, LOC Branch Banking & Trust Co., VRDN (a)	17,485	17,485
Georgia - 1.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.99% 11/1/17, VRDN (a)	11,905	11,905
First Series 2009, 0.98% 11/1/17, VRDN (a)	23,625	23,625
Second Series 1995, 0.98% 11/1/17, VRDN (a)	7,800	7,800
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.98% 11/1/17, VRDN (a)	8,400	8,400
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.92% 11/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,000	4,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 0.98% 11/1/17, VRDN (a)	3,750	3,750
Series 2008, 0.98% 11/1/17, VRDN (a)	6,000	6,000
		65,480
Illinois - 2.9%
Illinois Fin. Auth. Rev. (Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.95% 11/7/17, LOC JPMorgan Chase Bank, VRDN (a)	4,800	4,800
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 2B, 0.95% 11/7/17, LOC PNC Bank NA, VRDN (a)	2,485	2,485
Series 2007 A 2C, 0.95% 11/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	27,700	27,700
Series 2007 A1, 0.95% 11/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	66,600	66,600
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.95% 11/7/17, LOC JPMorgan Chase Bank, VRDN (a)	12,095	12,095
FHLMC Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.96% 11/7/17, LOC Freddie Mac, VRDN (a)	11,500	11,500
		125,180
Indiana - 1.4%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.95% 11/7/17 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	14,800	14,800
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.95% 11/7/17, LOC Mizuho Bank Ltd., VRDN (a)	39,950	39,950
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.05% 11/7/17, VRDN (a)	2,700	2,700
Series I, 1.05% 11/7/17, VRDN (a)	1,200	1,200
		58,650
Iowa - 1.4%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B2, 0.95% 11/7/17, LOC MUFG Union Bank NA, VRDN (a)	11,700	11,700
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.95% 11/7/17 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	28,215	28,215
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.96% 11/7/17, VRDN (a)	19,700	19,700
		59,615
Louisiana - 3.8%
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.95% 11/7/17, LOC JPMorgan Chase Bank, VRDN (a)	9,950	9,950
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2010, 0.92% 11/7/17, VRDN (a)	4,100	4,100
(C-Port LLC Proj.) Series 2008, 1% 11/7/17, LOC Bank of America NA, VRDN (a)	1,930	1,930
(Christus Health Proj.) Series 2008 B, 0.92% 11/7/17, VRDN (a)	6,000	6,000
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.02% 11/7/17, VRDN (a)	22,200	22,200
Series 2010 B1, 1.01% 11/7/17, VRDN (a)	16,200	16,200
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.95% 11/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	45,800	45,800
Series 2010, 0.95% 11/7/17, LOC Mizuho Bank Ltd., VRDN (a)	49,400	49,400
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.97% 11/7/17, LOC Freddie Mac, VRDN (a)	4,095	4,095
		159,675
Michigan - 0.1%
Grand Traverse County Hosp. Series 2011 B, 0.96% 11/7/17, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Minnesota - 0.4%
FNMA Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1% 11/7/17, LOC Fannie Mae, VRDN (a)	15,950	15,950
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.96% 11/7/17, LOC Bank of America NA, VRDN (a)	11,975	11,975
Nevada - 0.9%
Reno Cap. Impt. Rev. Series 2005 A, 0.95% 11/7/17, LOC Bank of America NA, VRDN (a)	36,555	36,555
New York - 1.0%
New York City Gen. Oblig. Series 2008, 0.91% 11/2/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	8,130	8,130
New York City Transitional Fin. Auth. Rev. Series 2010, 0.91% 11/2/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	9,300	9,300
New York Hsg. Fin. Agcy. Rev. Series 2010 A, 0.97% 11/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	17,985	17,985
Westchester County Indl. Agcy. Rev. Series 2001, 1.09% 11/7/17, LOC RBS Citizens NA, VRDN (a)	5,465	5,465
		40,880
North Carolina - 0.7%
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.95% 11/1/17, LOC Branch Banking & Trust Co., VRDN (a)	17,600	17,600
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1% 11/7/17, LOC Cr. Industriel et Commercial, VRDN (a)	13,300	13,300
		30,900
Ohio - 0.3%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.99% 11/7/17, LOC Northern Trust Co., VRDN (a)	8,995	8,995
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.96% 11/7/17, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,375	2,375
		11,370
Oklahoma - 0.2%
Univ. Hospitals Trust Rev. Series 2005 A, 0.95% 11/7/17, LOC Bank of America NA, VRDN (a)	7,500	7,500
Pennsylvania - 0.4%
Chester County Health & Ed. Auth. Rev. 0.97% 11/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,635	6,635
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.97% 11/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,000	1,000
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 1.02% 11/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,520	2,520
(United Zion Retirement Cmnty. Proj.) 1.07% 11/7/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,470	2,470
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 1.02% 11/7/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,785	3,785
		16,410
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Institute for Bus. and Home Safety Proj.) Series 2009, 0.96% 11/7/17, LOC Branch Banking & Trust Co., VRDN (a)	1,300	1,300
Tennessee - 0.3%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 1.02% 11/7/17, LOC Bank of America NA, VRDN (a)	2,385	2,385
Series 2008, 0.98% 11/1/17, LOC Bank of America NA, VRDN (a)	2,800	2,800
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.) Series 1999, 1.02% 11/7/17, LOC Bank of America NA, VRDN (a)	2,135	2,135
Series 2008, 0.98% 11/1/17, LOC Bank of America NA, VRDN (a)	5,200	5,200
		12,520
Texas - 2.7%
Houston Arpt. Sys. Rev. Series 2010, 0.95% 11/7/17, LOC Barclays Bank PLC, VRDN (a)	70,170	70,170
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.98% 11/7/17 (Total SA Guaranteed), VRDN (a)	1,900	1,900
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 0.98% 11/7/17 (Total SA Guaranteed), VRDN (a)	6,000	6,000
Series 2012, 0.98% 11/7/17 (Total SA Guaranteed), VRDN (a)	7,400	7,400
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.98% 11/7/17 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.98% 11/7/17 (Total SA Guaranteed), VRDN (a)	11,700	11,700
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.96% 11/7/17, LOC Bank of America NA, VRDN (a)	11,425	11,425
		112,795
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1% 11/7/17, LOC Bank of America NA, VRDN (a)	7,570	7,570
Washington - 0.3%
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.95% 11/7/17, LOC Freddie Mac, VRDN (a)	9,105	9,105
(Willow Tree Grove Apts. Proj.) Series 2011, 0.95% 11/7/17, LOC Freddie Mac, VRDN (a)	4,670	4,670
		13,775
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (Cabell Huntington Hosp. Proj.) Series 2008 B, 0.95% 11/7/17, LOC Branch Banking & Trust Co., VRDN (a)	3,685	3,685
Wyoming - 0.2%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.02% 11/7/17, VRDN (a)	3,000	3,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.02% 11/7/17, VRDN (a)	5,930	5,930
		8,930
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,158,976)		1,158,976

Tender Option Bond - 38.2%
Alabama - 0.1%
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series 16 ZM0205, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,960	5,960
Arizona - 1.4%
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	25,120	25,120
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN Series Floaters YX 10 32, 0.95% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,500	5,500
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,100	2,100
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,900	2,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,390	3,390
Participating VRDN:
Series Floaters XM 04 47, 0.95% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,900	9,900
Series MS 3078, 0.95% 11/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	6,000	6,000
Series XL 00 16, 0.95% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,200	6,200
		61,110
California - 0.1%
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.08% 12/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	4,085	4,085
Colorado - 1.6%
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
Colorado Health Facilities Auth. Participating VRDN Series XG 01 03, 0.95% 11/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	2,050	2,050
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 1.12% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,600	1,600
Series ZF 04 17, 1.07% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500	1,500
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.97% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	11,700	11,700
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 0.96% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	13,800	13,800
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 0.98% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	700	700
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, SIFMA Municipal Swap Index + 0.150% 1.07%, tender 11/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,595	1,595
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,920	3,920
Univ. of Colorado Enterprise Sys. Rev.:
Participating VRDN Series Floaters XM 03 85, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Participating VRDN:
Series RBC E 55, SIFMA Municipal Swap Index + 0.030% 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	13,800	13,800
Series XM 03 05, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,200	7,200
		66,865
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.1% 12/12/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,100	8,100
District Of Columbia - 0.9%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 0.99% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,350	2,350
District of Columbia Gen. Oblig.:
Bonds Series 2016 23, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,770	2,770
Participating VRDN Series MS 4301, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	18,000	18,000
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 0.96% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,190	6,190
Series Floaters XM 04 37, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,200	4,200
Series XF 23 41, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,700	1,700
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 35, SIFMA Municipal Swap Index + 0.150% 1.07%, tender 11/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,000	1,000
		36,210
Florida - 2.0%
Brooks Health Sys. Participating VRDN Series XG 0064, 0.98% 11/1/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,600	5,600
Central Florida Expressway Bonds Series RBC E 62, SIFMA Municipal Swap Index + 0.170% 1.09%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	31,535	31,535
Eclipse Fdg. Trust Various States Bonds:
Series 2017:
1.07%, tender 12/14/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,200	1,200
1.07%, tender 12/21/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	900	900
Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,000	1,000
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,440	1,440
Florida Gen. Oblig. Bonds Series Solar 042, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,200	3,200
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2015 XM0027, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 0.98% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,500	3,500
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.98% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,100	3,100
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series ZF 03 29, 1.07% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	800	800
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 0.96% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,590	1,590
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,930	6,930
RBC Muni. Products, Inc. Trust Bonds Series E70, SIFMA Municipal Swap Index + 0.170% 1.09%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	4,400	4,400
Tampa Health Sys. Rev. Participating VRDN Series 16 XF2213, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	13,600	13,600
		83,795
Georgia - 0.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 0.97% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,700	4,700
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 0.97% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800	1,800
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 0.97% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,600	1,600
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 1.07%, tender 11/16/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,500	2,500
Private Colleges & Univs. Auth. Rev. Participating VRDN Series 2016 XM 0416, 0.95% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,800	4,800
		15,400
Hawaii - 0.6%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,900	1,900
Participating VRDN Series Floaters XM 04 29, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Honolulu City & County Gen. Oblig. Participating VRDN Series 2016, SIFMA Municipal Swap Index + 0.050% 0.97% 11/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,180	2,180
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series 15 XM0080, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	7,960	7,960
Series ROC II R 11989, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,550	5,550
		24,255
Illinois - 2.6%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,600	4,600
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.07% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	700	700
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 0.98% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,100	1,100
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XM0050, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	11,500	11,500
Series 15 XM0114, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,700	2,700
Series Floaters XF 25 00, 0.98% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Series XF 23 38, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,300	4,300
Series XL 00 21, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,950	3,950
Illinois Gen. Oblig. Participating VRDN Series Floaters E97, 0.98% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	13,800	13,800
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF2202, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,150	1,150
Series 15 ZM0118, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,335	3,335
Series 15 ZM0120, 0.97% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,100	3,100
Series Floaters E100, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	34,000	34,000
Series Floaters XL 00 41, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,300	3,300
Series MS 16 XF 2212, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,576	5,576
Series XM 04 75, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,375	9,375
The County of Cook Participating VRDN Series XF 23 13, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,600	1,600
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.98% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,000	2,000
		109,586
Indiana - 0.8%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.99% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,900	4,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.09%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	27,100	27,100
		32,000
Kansas - 0.3%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 0.97% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,700	3,700
		11,200
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 0.98% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	16,420	16,420
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
		18,420
Louisiana - 1.5%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 0.97% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	43,065	43,065
Series Floaters XF 24 91, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,850	4,850
Series Floaters XG 01 50, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,300	3,300
Series XM 02 89, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,990	9,990
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,000	4,000
		65,205
Maryland - 0.4%
Baltimore County Gen. Oblig. Bonds Series Solar 17 22, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,890	2,890
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,100	5,100
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 0.95% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,310	7,310
Montgomery County Gen. Oblig. Participating VRDN Series 2017 ZF 2416, 0.95% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,750	3,750
		19,050
Massachusetts - 1.2%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	26,000	26,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 1.12%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	5,741	5,741
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 16 ZM0173, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,540	8,540
Series EGL 15 002, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	10,285	10,285
		50,566
Michigan - 0.8%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 0.99% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	11,100	11,100
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 03 92, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,550	1,550
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.97% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,100	2,100
Series 16 XM0223, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
Series XX 1043, 0.95% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,110	5,110
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	10,950	10,950
		31,810
Minnesota - 0.3%
Minnesota Gen. Oblig. Participating VRDN Series Floaters XM 04 25, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,860	6,860
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, SIFMA Municipal Swap Index + 0.280% 1.2%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,150	5,150
		12,010
Mississippi - 0.7%
Mississippi Gen. Oblig. Participating VRDN:
Series Clipper 09 60, SIFMA Municipal Swap Index + 0.050% 0.97% 11/2/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	10,500	10,500
Series ROC II R 14027, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	7,360	7,360
Series ROC II-R 11987, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	9,900	9,900
		27,760
Missouri - 0.2%
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 0.99% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,200	9,200
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.1% 12/12/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	14,355	14,355
Nebraska - 0.2%
Douglas County School District #1 Bonds Series 2016 27, SIFMA Municipal Swap Index + 0.150% 1.07%, tender 12/28/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,600	5,600
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 0.99% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,800	2,800
Series Floaters XX 10 04, 0.97% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
		10,400
Nevada - 0.3%
Clark County Fuel Tax:
Bonds Series Solar 17 25, SIFMA Municipal Swap Index + 0.150% 1.07%, tender 12/21/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,100	2,100
Participating VRDN ROC II R 11836, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,050	4,050
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN:
Series 16 ZF0382, 0.96% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,690	4,690
Series Floaters XM 04 66, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,225	3,225
		14,065
New Hampshire - 0.1%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 0.95% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,413	4,413
New Jersey - 3.0%
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters E102, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	48,700	48,700
New Jersey Gen. Oblig. Participating VRDN Series Floaters E 103, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	73,800	73,800
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.09% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,800	1,800
Union County Impt. Auth. Participating VRDN Series XF 10 19, 0.97% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,600	1,600
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 0.98% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,300	1,300
		127,200
New York - 1.1%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters XM 04 36, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Series Putters 15 XM0002, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,400	15,400
Series ROC II R 11930, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	9,715	9,715
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series Floaters XM 04 38, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,000	4,000
Series ROC II R 11902, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,600	3,600
Series ROC II R 14022, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,815	2,815
New York Dorm. Auth. Revs. Participating VRDN:
Series Floaters XM 03 67, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,000	6,000
Series ROC II R 11975, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,500	2,500
		47,030
North Carolina - 2.9%
Charlotte Ctfs. of Partn. Cultural Arts Facilities Participating VRDN Series 16 XM 0238, 0.95% 11/7/17 (Liquidity Facility Bank of America NA) (a)(c)	11,680	11,680
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 0.95% 11/7/17 (Liquidity Facility Bank of America NA) (a)(c)	6,790	6,790
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters ZF 24 90, 0.95% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,750	3,750
Series Floaters ZM 05 34, 0.95% 11/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	4,600	4,600
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 0.97% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,000	7,000
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,400	1,400
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF2167, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,600	1,600
Series EGL 14 0050, 0.96% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	11,500	11,500
Series EGL 14 0051:
0.96% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	28,650	28,650
0.96% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	18,450	18,450
Series MS 15 XF2165, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	11,780	11,780
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.2%, tender 4/5/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,765	2,765
North Carolina Hsg. Fin. Agcy. Participating VRDN Series Floaters YX 10 52, 0.95% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,120	7,120
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,900	1,900
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 0.95% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,875	1,875
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,690	1,690
		122,550
North Dakota - 0.3%
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series RBC E58, 0.002% x SIFMA Municipal Swap Index 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	14,695	14,695
Ohio - 0.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.98% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,070	1,070
Lucas County Gen. Oblig. Bonds Series 2016 26, SIFMA Municipal Swap Index + 0.150% 1.07%, tender 12/28/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,000	2,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.1% 12/12/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,800	2,800
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.1% 12/12/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,200	2,200
		8,070
Oklahoma - 0.1%
Oklahoma City Gen. Oblig. Participating VRDN Series Floaters XM 05 59, 0.98% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,100	3,100
Oklahoma St Wtr. Resources Board Rev. Fund Participating VRDN Series 2016, SIFMA Municipal Swap Index + 0.050% 0.97% 11/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,195	2,195
		5,295
Oregon - 0.8%
Clackamas County School District #7J Bonds Series Solar 0053, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,500	2,500
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.97% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,870	6,870
Oregon Gen. Oblig. Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.2%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	6,885	6,885
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN:
Series ROC II R 14051, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
Series XF 23 17, 0.95% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,555	6,555
Portland Wtr. Sys. Rev. Bonds Series 2016 24, SIFMA Municipal Swap Index + 0.150% 1.07%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,385	2,385
		33,195
Pennsylvania - 4.2%
Geisinger Auth. Health Sys. Rev. Participating VRDN 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Northampton County Gen. Purp. College Rev. Participating VRDN Series Floaters XL 00 48, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,600	1,600
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, SIFMA Municipal Swap Index + 0.170% 1.09%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	29,185	29,185
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters E 101, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	43,300	43,300
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 0.95%, tender 11/7/17 (Liquidity Facility Royal Bank of Canada)(a)(c)	101,700	101,700
		177,785
South Carolina - 0.7%
Berkeley County School District Bonds Series Solar 17 0030, SIFMA Municipal Swap Index + 0.150% 1.07%, tender 11/16/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,200	1,200
Columbia Wtrwks. & Swr. Rev.:
Bonds Series 2016 21, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,925	2,925
Participating VRDN Series Floaters XM 04 42, 0.97% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
Lancaster County School District Bonds Series Solar 17 21, SIFMA Municipal Swap Index + 0.150% 1.07%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,365	1,365
Lexington County Health Svcs. District, Inc. Hosp. Rev. Participating VRDN Series Floaters XF 23 68 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
Lexington County School District #1 Bonds Series Solar 0058, 1.07%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	1,470	1,470
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	12,705	12,705
Series Floaters XG 01 49, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,675	3,675
		29,840
Tennessee - 0.1%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XG 01 45, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800	1,800
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XM 04 46, 0.95% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000	3,000
		4,800
Texas - 3.2%
Austin Elec. Util. Sys. Rev. Bonds Series Solar 17 08, SIFMA Municipal Swap Index + 0.150% 1.07%, tender 11/16/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,300	7,300
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.2%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,555	5,555
Board of Regents of The Univ. of Texas Participating VRDN Series Floaters 16 XF0503, 0.97% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,625	5,625
Conroe Independent School District Bonds Series 2016 15, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,770	3,770
Cypress-Fairbanks Independent School District Bonds Series 2016 7, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,320	2,320
El Paso Tex Independent School District Bonds Series Solar 17 01, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,860	4,860
Friendswood Independent School District Participating VRDN Series 16 ZF0344, 0.97% 11/7/17 (Liquidity Facility Bank of America NA) (a)(c)	8,635	8,635
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,600	2,600
Harris County Gen. Oblig. Bonds Series Clipper 09 73, SIFMA Municipal Swap Index + 0.040% 0.96%, tender 11/2/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	4,600	4,600
Hays Consolidated Independent School District Bonds Series Solar 0050, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,100	1,100
Houston Arpt. Sys. Rev. Participating VRDN Series RBC 16 ZM0169, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,165	4,165
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.95% 11/7/17 (Liquidity Facility Bank of America NA) (a)(c)	4,905	4,905
Leander Independent School District Participating VRDN Series Floaters XF 24 22, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	9,250	9,250
Lower Colorado River Auth. Rev. Participating VRDN Series Floaters E 98, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,800	1,800
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,765	3,765
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series 2015 ZF0211, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,395	10,395
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0410, 0.97% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series 16 XF0411, 0.97% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,725	2,725
Series 16 ZF 0282, 0.96% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,350	1,350
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,900	2,900
Series Floaters ZM 04 07, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,250	6,250
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 0.97% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,600	1,600
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,500	3,500
Texas Gen. Oblig.:
Bonds Series 2016 9, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,770	6,770
Participating VRDN Series Floaters XM 04 05, 0.95% 11/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,750	3,750
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series 16 ZF 0307, 1.02% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,100	1,100
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series ZM0172, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,530	7,530
		134,120
Utah - 0.1%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.97% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,310	5,310
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,400	1,400
Virginia - 1.3%
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,100	1,100
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 0.96% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	21,200	21,200
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, SIFMA Municipal Swap Index + 0.150% 1.07%, tender 11/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,300	1,300
Participating VRDN Series EGL 14 0048, 0.96% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	17,760	17,760
Virginia Gen. Oblig. Bonds Series 2016 11, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,700	1,700
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series Floaters XM 04 48, 0.95% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,800	6,800
		54,860
Washington - 2.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series Floaters XF 05 33, 0.95% 11/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	9,495	9,495
Series Floaters XF 23 97, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,670	2,670
Eclipse Fdg. Trust Various States Bonds Series 2017, 1.07%, tender 12/28/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,400	2,400
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.96% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	17,690	17,690
Series ROC II R 11962, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,400	3,400
Pierce County School District #10 Tacoma Participating VRDN Series Floaters XM 05 24, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,538	2,538
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series Solar 17 19, SIFMA Municipal Swap Index + 0.150% 1.07%, tender 11/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,500	1,500
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.2%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,400	2,400
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, SIFMA Municipal Swap Index + 0.150% 1.07%, tender 1/25/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,890	2,890
Washington Gen. Oblig.:
Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.2%, tender 2/15/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	23,415	23,415
Participating VRDN:
Series ROC II R 11889, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,250	3,250
Series XF 0294, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0148, 0.95% 11/7/17 (Liquidity Facility Bank of America NA) (a)(c)	1,190	1,190
Series 2015 XF0150, 0.95% 11/7/17 (Liquidity Facility Bank of America NA) (a)(c)	6,065	6,065
Series Floaters XF 24 92, 0.98% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,750	3,750
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,600	7,600
		94,253
Wisconsin - 0.6%
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 36, SIFMA Municipal Swap Index + 0.150% 1.07%, tender 12/14/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,200	1,200
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, SIFMA Municipal Swap Index + 0.200% 1.12% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	6,100	6,100
Series Clipper 09 53, SIFMA Municipal Swap Index + 0.200% 1.12% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	4,600	4,600
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XG 00 72, 0.99% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,600	1,600
Series XM 04 79, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,500	4,500
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series ROC II R 14065, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,200	3,200
		23,700
TOTAL TENDER OPTION BOND
(Cost $1,619,923)		1,619,923

Other Municipal Security - 29.5%
Alabama - 0.8%
Huntsville Health Care Auth. Rev. Series 2017:
0.86% 11/2/17, CP	7,700	7,700
0.93% 12/1/17, CP	16,500	16,500
0.93% 12/11/17, CP	7,500	7,500
		31,700
Arizona - 0.2%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.86% 12/4/17, CP	9,500	9,500
California - 1.2%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.02%, tender 1/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	28,000	28,000
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.02%, tender 1/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	10,615	10,615
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2017, 0.99% 1/23/18 (Liquidity Facility Royal Bank of Canada), CP	12,700	12,700
		51,315
Colorado - 0.6%
Colorado Ed. Ln. Prog. TRAN:
Series 2017 A, 5% 6/28/18	1,000	1,026
Series 2017, 4% 6/28/18	21,700	22,119
Colorado Gen. Fdg. Rev. TRAN Series 2017 A, 4% 6/27/18	1,700	1,732
		24,877
Connecticut - 0.6%
Bethel Gen. Oblig. BAN Series 2017, 2% 6/15/18	3,800	3,820
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 0.99% 1/1/18 (a)	1,400	1,400
Series 2016 G, 4% 11/1/17	10,090	10,090
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series S2:
0.95% tender 12/4/17, CP mode	2,600	2,600
0.95% tender 12/5/17, CP mode	1,420	1,420
East Haddam Gen. Oblig. BAN Series 2017, 2.25% 3/8/18	1,100	1,104
Milford Gen. Oblig. BAN Series 2017, 2.25% 11/5/18 (f)	3,900	3,943
North Haven Gen. Oblig. BAN 2.25% 11/8/18 (f)	2,300	2,324
		26,701
District Of Columbia - 0.6%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.88% 1/4/18, LOC JPMorgan Chase Bank, CP	4,000	4,000
0.9% 11/20/17, LOC JPMorgan Chase Bank, CP	5,400	5,400
0.91% 12/21/17, LOC JPMorgan Chase Bank, CP	7,200	7,200
1% 2/21/18, LOC JPMorgan Chase Bank, CP	1,900	1,900
1.03% 3/21/18, LOC JPMorgan Chase Bank, CP	5,400	5,400
		23,900
Florida - 3.3%
Broward County School District TAN Series 2017, 2% 6/15/18	15,400	15,497
Florida Local Govt. Fin. Cmnty.:
Series 11A1:
0.85% 11/3/17, LOC JPMorgan Chase Bank, CP	34,114	34,114
0.97% 12/5/17, LOC JPMorgan Chase Bank, CP	18,600	18,600
Series A-1, 0.96% 11/3/17, LOC JPMorgan Chase Bank, CP	3,500	3,500
Miami-Dade County Wtr. & Swr. Rev. Series A1:
0.89% 11/7/17, LOC Barclays Bank PLC, CP	17,800	17,800
0.9% 11/16/17, LOC Barclays Bank PLC, CP	11,500	11,500
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.22%, tender 5/29/18 (a)(d)	4,300	4,300
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.17%, tender 5/29/18 (a)(d)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.22%, tender 5/29/18 (a)(d)	16,400	16,400
		139,011
Georgia - 2.7%
Atlanta Arpt. Rev.:
Series D1:
1.02% 2/1/18, LOC Bank of America NA, CP	6,300	6,300
1.1% 2/1/18, LOC Bank of America NA, CP	300	300
Series D3, 1.02% 2/1/18, LOC Bank of America NA, CP	1,196	1,196
Series E1:
1.02% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,150	3,150
1.03% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,150	3,150
1.1% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	200	200
1.1% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	200	200
Series E3:
1.02% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	600	600
1.03% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	600	600
Atlanta Wtr. & Wastewtr. Rev.:
Series 15A1, 1.04% 2/1/18, LOC PNC Bank NA, CP	14,140	14,140
Series 15A2, 1% 1/31/18, LOC Wells Fargo Bank NA, CP	1,115	1,115
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Auth. Gen. Resolution Projs.) Series 85A, 0.91% tender 11/6/17, LOC Barclays Bank PLC, CP mode	5,450	5,450
Series B, 0.87% 11/6/17, LOC PNC Bank NA, CP	10,600	10,600
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.02%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	26,040	26,040
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.02%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	42,460	42,460
		115,501
Idaho - 0.1%
Idaho Gen. Oblig. TAN Series 2017, 4% 6/29/18	5,900	6,013
Illinois - 1.8%
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds Series 2008 A, 5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	8,275	8,328
Series 16B2, 0.9% 12/14/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,100	1,100
Illinois Fin. Auth. Ed. Rev. Series LOY:
1.01% 1/3/18, LOC PNC Bank NA, CP	3,300	3,300
1.03% 2/6/18, LOC PNC Bank NA, CP	4,700	4,700
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.22%, tender 5/29/18 (a)(d)	10,550	10,550
Series 12H:
0.89% tender 12/11/17, CP mode	8,200	8,200
0.9% tender 12/1/17, CP mode	15,000	15,000
0.91% tender 2/2/18, CP mode	3,600	3,600
Series 12I:
0.9% tender 11/13/17, CP mode	6,900	6,900
0.93% tender 1/3/18, CP mode	15,000	15,000
		76,678
Indiana - 0.3%
Indianapolis Gas Util. Sys. Rev. Series 2017, 0.9% 12/6/17, LOC JPMorgan Chase Bank, CP	11,900	11,900
Kansas - 0.3%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2017-I, 1.5% 3/1/18	11,555	11,555
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.15% tender 11/14/17, CP mode	2,700	2,700
Maryland - 0.3%
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.85%, tender 12/1/17 (a)	14,000	14,000
Massachusetts - 1.0%
Massachusetts Gen. Oblig. Bonds Series B, 1.4% 2/1/18 (a)(b)(d)	19,900	19,900
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
1.03% tender 11/20/17, CP mode	8,700	8,700
1.03% tender 12/1/17, CP mode	3,200	3,200
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series B, 0.98% 1/9/18, LOC Citibank NA, CP	6,600	6,600
Series C, 0.86% 12/1/17, LOC Barclays Bank PLC, CP	2,200	2,200
		40,600
Michigan - 1.1%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.17%, tender 5/29/18 (a)(d)	7,485	7,485
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.85%, tender 12/1/17 (a)	13,200	13,200
Michigan Hosp. Fin. Auth. Rev. Bonds:
Series 1999, 0.95%, tender 2/1/18 (a)	2,100	2,099
Series 2010 F1, 2%, tender 5/30/18 (a)	2,340	2,353
Series 2010 F3, 1.4%, tender 6/29/18 (a)	1,000	1,002
Series C:
0.86% tender 12/1/17, CP mode	1,585	1,585
0.95% tender 12/1/17, CP mode	2,300	2,300
Univ. of Michigan Rev.:
Series K1:
0.86% 11/3/17, CP	4,500	4,500
0.98% 1/2/18, CP	2,400	2,400
0.98% 1/4/18, CP	3,785	3,785
Series K2:
0.87% 6/4/18, CP	1,200	1,200
0.98% 7/2/18, CP	5,400	5,400
		47,309
Minnesota - 0.2%
Univ. of Minnesota Gen. Oblig.:
Series 07 C, 0.84% 11/2/17, CP	6,050	6,050
Series 09D, 0.87% 12/5/17, CP	4,000	4,000
		10,050
Missouri - 0.1%
Curators of the Univ. of Missouri Series A:
0.86% 12/6/17, CP	2,300	2,300
0.89% 11/3/17, CP	3,000	3,000
		5,300
Montana - 0.1%
Montana Board of Invt. Bonds:
(Intercap Revolving Prog.) Series 2017, 1.2%, tender 3/1/18 (a)	700	700
Series 2013, 1.2%, tender 3/1/18 (a)	3,030	3,030
		3,730
Nebraska - 0.9%
Omaha Pub. Pwr. District Elec. Rev.:
Series 2017 A, 0.85% 11/3/17, CP	3,400	3,400
Series 2017, 0.86% 12/1/17, CP	3,500	3,500
Series A:
0.89% 1/3/18, CP	3,500	3,500
0.9% 11/2/17, CP	2,400	2,400
0.91% 12/1/17, CP	5,200	5,200
0.91% 12/5/17, CP	8,400	8,400
0.92% 12/4/17, CP	7,200	7,200
0.99% 1/4/18, CP	3,200	3,200
		36,800
Nevada - 0.2%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06A:
0.86% 12/1/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,950	4,950
0.88% 1/3/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,800	3,800
		8,750
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
( New England Pwr. Co. Proj.) Series B, 1.15% tender 11/9/17, CP mode	3,400	3,400
(New England Pwr. Co. Proj.) Series 1990 B, 1.05% tender 12/4/17, CP mode	6,100	6,100
		9,500
New Jersey - 2.0%
Englewood Gen. Oblig. BAN Series 2017, 2.5% 4/4/18	4,200	4,222
Freehold Township BAN Series 2017, 2.5% 11/7/18 (f)	2,400	2,431
Hudson County Gen. Oblig. BAN Series 2016, 2.5% 12/14/17	5,976	5,985
Mercer County Gen. Oblig. BAN Series A, 2% 8/28/18	46,725	47,120
Montclair Township Gen. Oblig. BAN Series 2017:
2.5% 11/2/18 (f)	3,700	3,748
2.5% 11/2/18 (f)	1,500	1,520
Paramus BAN Series 2017, 2% 2/16/18	5,500	5,515
Passaic County Gen. Oblig. BAN Series 2016 A, 2% 12/11/17	7,010	7,016
Stone Hbr. BAN Series 2017, 2.5% 11/2/18 (f)	6,900	6,992
		84,549
New York - 0.7%
New York City Transitional Fin. Auth. Rev. Bonds Series 2011 E, 5% 11/1/17	5,200	5,200
New York City Trust For Cultural Bonds Series 2014 B1, SIFMA Municipal Swap Index + 0.040% 0.96%, tender 4/9/18 (a)(d)	3,325	3,325
Riverhead Central School District TAN Series 2017, 2% 6/27/18	14,200	14,297
Sachem Central School District of Holbrook TAN Series 2017, 2% 6/28/18	7,200	7,247
Smithtown Central School District TAN Series 2017, 2% 6/28/18	1,400	1,409
		31,478
Ohio - 0.5%
Delaware Gen. Oblig. BAN Series 2017, 2% 4/12/18	1,500	1,505
Ohio Higher Edl. Facility Commission Rev. Bonds:
( the Cleveland Clinic Foundation Proj.) Series B-5, 0.96% tender 12/11/17, CP mode	1,400	1,400
Series 08B6, 0.85% tender 11/9/17, CP mode	7,695	7,695
Series B5, 0.98% tender 1/5/18, CP mode	8,800	8,800
Ohio State Univ. Gen. Receipts Rev. Bonds Series 03C, 0.89% tender 12/6/17, CP mode	3,000	3,000
		22,400
Oklahoma - 0.2%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 0.86% 12/4/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,500	1,500
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.27%, tender 5/29/18 (a)(d)	8,030	8,030
		9,530
Pennsylvania - 0.1%
Pennsylvania Gen. Oblig. Bonds Series 2013, 5% 4/1/18	5,300	5,386
Tennessee - 1.0%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A:
0.93% 11/14/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,900	5,900
0.97% 11/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,900	5,900
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series B-2, 0.98% 1/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	3,000	3,000
Series B1:
0.87% 12/5/17 (Liquidity Facility JPMorgan Chase Bank), CP	5,900	5,900
0.9% 11/2/17 (Liquidity Facility JPMorgan Chase Bank), CP	11,000	11,000
1.01% 2/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	5,900	5,900
Series B2, 1.01% 2/15/18 (Liquidity Facility MUFG Union Bank NA), CP	2,400	2,400
		40,000
Texas - 7.1%
Austin Elec. Util. Sys. Rev. Series A:
0.97% 12/6/17 (Liquidity Facility JPMorgan Chase Bank), CP	23,400	23,400
1% 1/3/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,800	2,800
Fort Bend Independent School District Series 2017, 1.02% 2/23/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,200	1,200
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, 0.200% x SIFMA Municipal Swap Index 1.12%, tender 5/29/18 (a)(d)	13,200	13,200
Series 16B1, 1.02% tender 2/1/18, CP mode	11,800	11,800
Series 16B2, 0.89% tender 11/2/17, CP mode	29,900	29,900
Series 16B3, 0.87% tender 12/5/17, CP mode	9,700	9,700
Harris County Gen. Oblig.:
Series A1, 0.95% 11/9/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,600	4,600
Series D, 0.95% 11/9/17 (Liquidity Facility JPMorgan Chase Bank), CP	16,300	16,300
Harris County Metropolitan Trans. Auth.:
Series A1:
0.91% 11/14/17 (Liquidity Facility JPMorgan Chase Bank), CP	1,900	1,900
0.98% 1/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	6,900	6,900
1% 1/30/18 (Liquidity Facility JPMorgan Chase Bank), CP	6,250	6,250
1.02% 2/13/18 (Liquidity Facility JPMorgan Chase Bank), CP	7,200	7,200
Series A3:
0.9% 11/14/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,100	2,100
1.02% 2/13/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,100	3,100
Houston Gen. Oblig. Series E1:
0.95% 11/9/17, LOC Citibank NA, CP	1,200	1,200
0.97% 12/8/17, LOC Citibank NA, CP	2,900	2,900
0.98% 12/7/17, LOC Citibank NA, CP	2,400	2,400
Lower Colorado River Auth. Rev.:
Series 2017:
0.85% 11/2/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,500	3,500
0.91% 2/2/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,500	3,500
1.04% 4/3/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,126	3,126
Series B:
0.91% 2/2/18, LOC State Street Bank & Trust Co., Boston, CP	7,200	7,200
1.03% 2/20/18, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
North Texas Tollway Auth. Rev. Bonds 5.75% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	6,000	6,046
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.22%, tender 5/29/18 (a)(d)	9,900	9,900
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.22%, tender 5/29/18 (a)(d)	11,600	11,600
Texas A&M Univ. Rev. Series B, 0.97% 1/4/18, CP	4,500	4,500
Texas Gen. Oblig. TRAN Series 2017, 4% 8/30/18	58,235	59,699
Texas Muni. Pwr. Agcy. Rev. Series 05, 0.96% 12/1/17, LOC Barclays Bank PLC, CP	4,500	4,500
Univ. of Texas Board of Regents Sys. Rev. Series A:
0.86% 11/1/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,157	11,157
1% 1/30/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,900	5,900
1.05% 4/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,900	5,900
Univ. of Texas Permanent Univ. Fund Rev. Series A, 0.98% 11/14/17, CP	5,900	5,900
Upper Trinity Reg'l. Wtr. District Series 2017:
0.93% 12/1/17, LOC Bank of America NA, CP	5,900	5,900
1.03% 2/5/18, LOC Bank of America NA, CP	2,400	2,400
		299,578
Virginia - 0.1%
Norfolk Econ. Dev. Auth. Rev. Series 2017, 0.9% 12/6/17, CP	2,800	2,800
Washington - 0.4%
Univ. of Washington Univ. Revs. Series 8:
0.87% 12/11/17, CP	5,900	5,900
0.9% 2/20/18, CP	11,000	11,000
		16,900
Wisconsin - 0.7%
Wisconsin Gen. Oblig.:
Series 06A, 0.85% 11/2/17 (Liquidity Facility BMO Harris Bank NA), CP	6,300	6,300
Series 13A, 0.98% 1/5/18 (Liquidity Facility BMO Harris Bank NA), CP	1,800	1,800
Series 16A, 0.98% 1/5/18 (Liquidity Facility BMO Harris Bank NA), CP	17,800	17,800
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 3/1/18 (a)	525	530
Wisconsin Trans. Rev. Series 13A, 1% 2/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,300	4,300
		30,730
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,250,741)		1,250,741
	Shares (000s)	Value (000s)

Investment Company - 4.3%
Fidelity Tax-Free Cash Central Fund, 0.94% (g)(h)
(Cost $182,123)	182,104	182,123
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $4,211,763)		4,211,763
NET OTHER ASSETS (LIABILITIES) - 0.7%		28,519
NET ASSETS - 100%		$4,240,282

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,355,000 or 2.1% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $160,386,000 or 3.8% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.2%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,555
Central Florida Expressway Bonds Series RBC E 62, SIFMA Municipal Swap Index + 0.170% 1.09%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada)	7/30/15 - 8/1/17	$31,535
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.08% 12/12/17 (Liquidity Facility Barclays Bank PLC)	10/5/17	$4,085
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1.09%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$27,100
Lexington County School District #1 Bonds Series Solar 0058, 1.07%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati)	10/31/17	$1,470
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 1.12%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$5,741
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.2%, tender 4/5/18 (Liquidity Facility Wells Fargo Bank NA)	10/21/16	$2,765
Oregon Gen. Oblig. Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.2%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$6,885
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, SIFMA Municipal Swap Index + 0.170% 1.09%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/17	$29,185
RBC Muni. Products, Inc. Trust Bonds Series E70, SIFMA Municipal Swap Index + 0.170% 1.09%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada)	11/1/16 - 8/1/17	$4,400
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, SIFMA Municipal Swap Index + 0.280% 1.2%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA)	5/5/11	$5,150
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.2%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$2,400
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.2%, tender 2/15/18 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 2/18/16	$23,415
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, SIFMA Municipal Swap Index + 0.200% 1.12% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/15/16 - 6/1/17	$6,100
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.200% 1.12% 11/2/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$4,600

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$766
Total	$766

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,029,640)	$4,029,640
Fidelity Central Funds (cost $182,123)	182,123
Total Investment in Securities (cost $4,211,763)		$4,211,763
Cash		15
Receivable for investments sold		53,019
Receivable for fund shares sold		2,295
Dividends receivable		51
Interest receivable		8,204
Distributions receivable from Fidelity Central Funds		6
Prepaid expenses		10
Receivable from investment adviser for expense reductions		29
Other receivables		87
Total assets		4,275,479
Liabilities
Payable for investments purchased
Regular delivery	$6,186
Delayed delivery	20,958
Payable for fund shares redeemed	6,183
Distributions payable	121
Accrued management fee	888
Distribution and service plan fees payable	60
Other affiliated payables	665
Other payables and accrued expenses	136
Total liabilities		35,197
Net Assets		$4,240,282
Net Assets consist of:
Paid in capital		$4,240,025
Accumulated undistributed net realized gain (loss) on investments		257
Net Assets		$4,240,282
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($83,726 ÷ 83,613 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($116,594 ÷ 116,437 shares)		$1.00
Fidelity Tax-Exempt Money Market Fund:
Net Asset Value, offering price and redemption price per share ($3,092,829 ÷ 3,088,671 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($947,133 ÷ 945,531 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2017
Investment Income
Interest		$38,224
Income from Fidelity Central Funds		766
Total income		38,990
Expenses
Management fee	$11,908
Transfer agent fees	8,706
Distribution and service plan fees	821
Accounting fees and expenses	411
Custodian fees and expenses	38
Independent trustees' fees and expenses	19
Registration fees	135
Audit	41
Legal	15
Miscellaneous	32
Total expenses before reductions	22,126
Expense reductions	(1,021)	21,105
Net investment income (loss)		17,885
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	317
Fidelity Central Funds	1
Total net realized gain (loss)		318
Net increase in net assets resulting from operations		$18,203

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2017	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,885	$4,470
Net realized gain (loss)	318	530
Net increase in net assets resulting from operations	18,203	5,000
Distributions to shareholders from net investment income	(17,886)	(4,461)
Distributions to shareholders from net realized gain	–	(3,352)
Total distributions	(17,886)	(7,813)
Share transactions - net increase (decrease)	(1,284,821)	(5,174,267)
Total increase (decrease) in net assets	(1,284,504)	(5,177,080)
Net Assets
Beginning of period	5,524,786	10,701,866
End of period	$4,240,282	$5,524,786

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Exempt Money Market Fund Capital Reserves Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A
Total from investment operations	–A	.001	–A	–A	–A
Distributions from net investment incomeA	–	–	–	–	–
Distributions from net realized gain	–A	(.001)	–A	–	–
Total distributions	–A	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.10%	.02%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.96%	.97%	.99%	.97%	.97%
Expenses net of fee waivers, if any	.81%	.23%	.06%	.08%	.13%
Expenses net of all reductions	.81%	.23%	.06%	.08%	.13%
Net investment income (loss)	.01%	.07%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$84	$116	$418	$421	$442

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Daily Money Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A
Total from investment operations	.001	.001	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A
Distributions from net realized gain	–A	(.001)	–A	–	–
Total distributions	(.001)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.14%	.10%	.02%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.71%	.72%	.73%	.72%	.72%
Expenses net of fee waivers, if any	.69%	.26%	.06%	.08%	.13%
Expenses net of all reductions	.69%	.26%	.06%	.08%	.13%
Net investment income (loss)	.13%	.04%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$117	$157	$364	$362	$442

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.004	.001	–A	–A	–A
Distributions from net investment income	(.004)	(.001)	–A	–A	–A
Distributions from net realized gain	–	–A	–A	–	–
Total distributions	(.004)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.38%	.12%	.02%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.46%	.47%	.48%	.47%	.47%
Expenses net of fee waivers, if any	.45%	.24%	.06%	.08%	.13%
Expenses net of all reductions	.45%	.24%	.06%	.08%	.13%
Net investment income (loss)	.37%	.05%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3,093	$4,552	$9,154	$9,232	$8,921

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Premium Class

Years ended October 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.001	–B
Net realized and unrealized gain (loss)	–B	.001	–B
Total from investment operations	.005	.002	–B
Distributions from net investment income	(.005)	(.001)	–B
Distributions from net realized gain	–	(.001)	–B
Total distributions	(.005)	(.002)	–B
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.50%	.18%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%	.37%	.37%G
Expenses net of fee waivers, if any	.33%	.22%	.06%G
Expenses net of all reductions	.33%	.22%	.06%G
Net investment income (loss)	.49%	.08%	.01%G
Supplemental Data
Net assets, end of period (in millions)	$947	$700	$766

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Money Market Fund (Treasury Money Market) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Exempt Money Market Fund and Premium Class. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.

After the close of business on June 24, 2016, all outstanding Treasury Advisor B Class shares were converted to Treasury Daily Money Class shares. All prior fiscal period dollar and share amounts for Treasury Advisor B Class presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Tax-Exempt Money Market, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The Tax-Exempt Money Market fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Money Market	$13,103,940	$–	$–	$–
Tax-Exempt Money Market	4,211,763	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain
Treasury Money Market	$–	$36	$–
Tax-Exempt Money Market	89	–	262

The tax character of distributions paid was as follows:

October 31, 2017
	Tax-Exempt Income	Ordinary Income	Total
Treasury Money Market	$–	$38,322	$38,322
Tax-Exempt Money Market	17,886	–	17,886

October 31, 2016
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Money Market	$--	$1,192	$–	$1,192
Tax-Exempt Money Market	4,461	2,656	696	7,813

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management and Research Company (FMR), an affiliate of SelectCo, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Fidelity Treasury Money Market Fund, repurchase agreements may be collateralized by cash or government securities. For Fidelity Tax-Exempt Money Market Fund, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Treasury Money Market
Capital Reserves Class	.25%	.25%	$6,230	$3,517
Daily Money Class	-%	.25%	7,964	5,014
Advisor C Class	.75%	.25%	1,190	79
			$15,384	$8,610
Tax-Exempt Money Market
Capital Reserves Class	.25%	.25%	$484	$341
Daily Money Class	-%	.25%	337	294
			$821	$635

During the period, the investment adviser or its affiliates waived a portion of these fees.

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges are 1.00% for Treasury Money Market – Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Treasury Money Market Fund
Daily Money Class	$ 7
Advisor C Class(a)	$ 46

 (a) When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was .15% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Treasury Money Market
Capital Reserves Class	$2,492
Daily Money Class	6,372
Advisor C Class	238
Fidelity Treasury Money Market Fund	13,064
$22,166
Tax-Exempt Money Market
Capital Reserves Class	$194
Daily Money Class	269
Fidelity Tax-Exempt Money Market Fund	7,423
Premium Class	820
$8,706

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2018. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Money Market
Capital Reserves Class	.95%	$240
Daily Money Class	.70%	666
Advisor C Class	1.45%	24
Tax-Exempt Money Market
Capital Reserves Class	.95%	$14
Daily Money Class	.70%	20
Fidelity Tax-Exempt Money Market Fund	.45%	543
Premium Class	.33%	279

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Money Market
Capital Reserves Class	$2,537
Daily Money Class	2,498
Advisor C Class	818
Fidelity Treasury Money Market Fund	48
Tax-Exempt Money Market
Capital Reserves Class	$140
Daily Money Class	14

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Treasury Money Market	$3
Tax-Exempt Money Market	11

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2017	Year ended October 31, 2016
Treasury Money Market
From net investment income
Capital Reserves Class	$618	$128
Daily Money Class	4,528	438
Advisor C Class	12	14
Fidelity Treasury Money Market Fund	33,164	612
Total	$38,322	$1,192
Tax-Exempt Money Market
From net investment income
Capital Reserves Class	$11	$26
Daily Money Class	172	47
Fidelity Tax-Exempt Money Market Fund	13,574	3,509
Premium Class	4,129	879
Total	$17,886	$4,461
From net realized gain
Capital Reserves Class	$–	$126
Daily Money Class	–	149
Fidelity Tax-Exempt Money Market Fund	–	2,699
Premium Class	–	378
Total	$–	$3,352

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Year ended October 31, 2017	Year ended October 31, 2016
Treasury Money Market
Capital Reserves Class
Shares sold	4,641,854	3,910,090
Reinvestment of distributions	396	87
Shares redeemed	(4,727,650)	(3,913,600)
Net increase (decrease)	(85,400)	(3,423)
Daily Money Class
Shares sold	12,058,533	15,463,151
Reinvestment of distributions	2,740	282
Shares redeemed	(13,363,676)	(15,933,080)
Net increase (decrease)	(1,302,403)	(469,647)
Advisor B Class
Shares sold	–	895
Shares redeemed	–	(7,756)
Net increase (decrease)	–	(6,861)
Advisor C Class
Shares sold	102,678	143,538
Reinvestment of distributions	11	13
Shares redeemed	(137,869)	(137,857)
Net increase (decrease)	(35,180)	5,694
Fidelity Treasury Money Market Fund
Shares sold	40,630,645	32,065,934
Reinvestment of distributions	19,557	295
Shares redeemed	(40,067,052)	(25,180,295)
Net increase (decrease)	583,150	6,885,934
Tax-Exempt Money Market
Capital Reserves Class
Shares sold	2,929	655,852
Reinvestment of distributions	10	120
Shares redeemed	(34,912)	(958,197)
Net increase (decrease)	(31,973)	(302,225)
Daily Money Class
Shares sold	7,614	440,336
Reinvestment of distributions	143	165
Shares redeemed	(48,207)	(647,516)
Net increase (decrease)	(40,450)	(207,015)
Fidelity Tax-Exempt Money Market Fund
Shares sold	251,792	10,591,500
Reinvestment of distributions	12,937	5,840
Shares redeemed	(1,723,564)	(15,196,672)
Net increase (decrease)	(1,458,835)	(4,599,332)
Premium Class
Shares sold	677,663	237,951
Reinvestment of distributions	3,658	1,151
Shares redeemed	(434,884)	(304,797)
Net increase (decrease)	246,437	(65,695)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Fidelity Treasury Money Market Fund and Fidelity Tax-Exempt Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Treasury Money Market Fund and of Fidelity Tax-Exempt Money Market Fund (each a fund of Fidelity Newbury Street Trust) at October 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 14, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 249 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity® Tax-Exempt Money Market Fund, Fidelity® Treasury Money Market Fund, and Premium Class or 1-877-208-0098 for Capital Reserves Class, Daily Money Class, and Advisor C Class.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Treasury Money Market
Capital Reserves Class	.92%
Actual		$1,000.00	$1,000.40	$4.64
Hypothetical-C		$1,000.00	$1,020.57	$4.69
Daily Money Class	.70%
Actual		$1,000.00	$1,001.60	$3.53
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Advisor C Class	.99%
Actual		$1,000.00	$1,000.10	$4.99
Hypothetical-C		$1,000.00	$1,020.21	$5.04
Fidelity Treasury Money Market Fund	.42%
Actual		$1,000.00	$1,003.00	$2.12
Hypothetical-C		$1,000.00	$1,023.09	$2.14
Tax-Exempt Money Market
Capital Reserves Class	.88%
Actual		$1,000.00	$1,000.10	$4.44
Hypothetical-C		$1,000.00	$1,020.77	$4.48
Daily Money Class	.70%
Actual		$1,000.00	$1,001.00	$3.53
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Fidelity Tax-Exempt Money Market Fund	.45%
Actual		$1,000.00	$1,002.30	$2.27
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Premium Class	.33%
Actual		$1,000.00	$1,002.90	$1.67
Hypothetical-C		$1,000.00	$1,023.54	$1.68

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Dividends	Capital Gains
Treasury Money Market Fund	11/29/17	11/28/17	$0.00	$0.00000
Tax-Exempt Money Market Fund	11/29/17	11/28/17	$0.00	$0.00007

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Tax-Exempt Money Market Fund	$322,269

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Money Market Fund	55.31%

A percentage of the dividends distributed during the fiscal year for the following fund was free from federal income tax:

Tax-Exempt Money Market Fund	100%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2017 to October 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Money Market Fund	$37,416,011

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Treasury Money Market Fund
Fidelity Tax-Exempt Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Tax-Exempt Money Market Fund

Fidelity Treasury Money Market Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each class of each fund ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield. The total expense ratio of each of the following classes ranked above the competitive median for 2016 because the advisers of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians of such competitor funds to be lower than they would otherwise be: Premium Class of Fidelity Tax-Exempt Money Market Fund and the retail class of each fund. Excluding fee waivers, the total expense ratio of each of these classes ranked below the median.

The total expense ratio of each of the following classes ranked above the competitive median for 2016 due to 12b-1 fees: Advisor Class C of Fidelity Treasury Money Market Fund and Daily Money Class and Capital Reserves Class of each fund. Excluding fee waivers, the total expense ratio of Capital Reserves Class of Tax-Exempt Money Market Fund ranked below the median, the total expense ratio of Capital Reserves Class of Treasury Money Market Fund ranked equal to the median, and the total expense ratio of each of Advisor Class C of Fidelity Treasury Money Market Fund and Daily Money Class of each fund ranked above the median. Advisor Class C and Daily Money Class are primarily used as core or sweep vehicles by intermediaries who determine which class is appropriate for their clients, which is the reason each fund has classes with different 12b-1 fees. Excluding fee waivers and 12b-1 fees, as applicable, the total expense ratio of each class of each fund ranked below the median.

The Board considered that current contractual arrangements for the funds oblige FMR to pay all "class-level" expenses of the retail class of Treasury Money Market Fund and Premium Class of Tax-Exempt Money Market Fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: retail class of Treasury Money Market Fund: 0.42%; and Premium Class of Tax-Exempt Money Market Fund: 0.43%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the applicable class. The Board further considered that FMR has contractually agreed to reimburse Daily Money Class, Capital Reserves Class, and Advisor Class C of Treasury Money Market Fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.70%, 0.95%, and 1.45% through December 31, 2018. The Board further considered that FMR has contractually agreed to reimburse Daily Money Class, Capital Reserves Class, Premium Class, and the retail class of Tax-Exempt Money Market Fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.70%, 0.95%, 0.33%, and 0.45% through December 31, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although all classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of the retail class of Treasury Money Market Fund and Premium Class of Tax-Exempt Money Market Fund will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

DMFI-ANN-1217
1.538749.120

Item 2.

Code of Ethics

As of the end of the period, October 31, 2017, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Tax-Exempt Money Market Fund and Fidelity Treasury Money Market Fund (the “Funds”):

Services Billed by PwC

October 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Exempt Money Market Fund	$34,000	$3,100	$2,200	$1,500
Fidelity Treasury Money Market Fund	$39,000	$3,600	$2,200	$1,800

October 31, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Exempt Money Market Fund	$36,000	$4,800	$2,200	$2,200
Fidelity Treasury Money Market Fund	$45,000	$4,800	$2,200	$2,300

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	October 31, 2017A	October 31, 2016A,B
Audit-Related Fees	$12,525,000	$5,550,000
Tax Fees	$155,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2017A	October 31, 2016A,B
PwC	$16,230,000	$6,580,000

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 27, 2017